CASH FLOW – OTHER ITEMS (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Cash flow - other items
Operating Cash Flows - Other Items

For the years ended December 31	2017	2016
Adjustments for non-cash income statement items:
Gain on non-hedge derivatives (note 25e)	($6)	($12)
Stock-based compensation expense	80	82
Income from investment in equity investees (note 16)	(76)	(20)
Change in estimate of rehabilitation costs at closed mines	55	130
Net inventory impairment charges (note 17)	21	68
Change in other assets and liabilities	(196)	(249)
Settlement of rehabilitation obligations	(59)	(62)
Other operating activities	($181)	($63)
Cash flow arising from changes in:
Accounts receivable	$8	($5)
Inventory	(372)	(190)
Other current assets	(278)	(72)
Accounts payable	(35)	(190)
Other current liabilities	(51)	29
Change in working capital	($728)	($428)